DERIVATIVE LIABILITIES	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE LIABILITIES

NOTE 11 DERIVATIVE LIABILITIES

Financial instruments such as warrants and embedded conversion options deemed to be derivative liabilities are recorded at fair value at inception and subsequently re-measured to fair value at each reporting date as long as such instruments are classified as derivative liabilities. Changes in the fair value of the derivative liability was included as a component of Other income (expense) and has no effect on the Company’s cash flows. The valuation methodologies used vary by instrument and include a Black-Scholes option valuation model utilizing the fair value of the underlying common stock and a modified binomial model. The Company has determined the fair value measurements to be a level 3 measurement (see NOTE 2 SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES).
Class A Warrants, Class B Warrants, Series B Warrants and Certain Common Warrants
The Class A Warrants, Class B Warrants and certain common warrants, have an exercise price adjustment provision that in the event the Company sells shares of any additional stock, subject to certain exceptions, at a price per share less than the current exercise price of the respective warrant, the exercise price shall be adjusted to a price equal to the price paid per share for such additional stock. The Series B Warrants have an exercise price adjustment provision that in the event the Company sells shares of any additional stock, subject to certain exceptions, at a price per share less than the then current market price, the exercise price shall be adjusted to a price based on a formula defined in the warrants agreement. Such exercise price adjustments prohibit the Company from being able to conclude that the warrants are indexed to the Company’s own stock. Accordingly, these warrants are accounted for as derivative liabilities and are recorded at fair value at each reporting date with the change in fair value being recorded in earnings for the period. During the three months ended September 30, 2016, as a result of conversions on the 2015 Note, the price adjustment provision was triggered for our Class A Warrants, Class B Warrants, Series B Warrants and certain common warrants and the exercise price per share was adjusted accordingly.
The fair value of these warrants was calculated using a Black-Scholes option valuation model utilizing the fair value of underlying common stock. Black-Scholes has inherent limitations for use in the case of a warrant with a price protection provision, since the model is designed to be used when the inputs to the model are static throughout the life of a security. Due to the significant variance between the fair market value of the stock and the exercise price, the Black-Scholes option-pricing model resulted in a fair value that approaches the current market value of the stock. As such, the aggregate fair value of the Class A, Class B, Series B and certain other common warrants was estimated to be $231 at September 30, 2016.
Series C Warrants and Unit Purchase Option
The Series C Warrants contained a cashless exercise provision using a predetermined Black Scholes Value. Such provision, if exercised by the holder, would require the Company to settle these warrants, at its option, either by cash payment or the granting of a variable number of common shares. This provision results in the potential for the Company to either have to net cash settle the warrant or potentially issue an indeterminate number of common shares which prohibits the Company from being able to conclude that the warrants are indexed to the Company’s own stock. Accordingly, the warrants and the unit purchase option are accounted for as derivative liabilities and are recorded at fair value at each reporting date with the change in fair value being recorded in earnings for the period. During the nine months ended September 30, 2016 all of the remaining Series C Warrants and unit purchase options were exercised.
Convertible Notes Conversion Feature — 2015 Note
The convertible notes issued in December 2015 contain provisions that protect holders from future issuances of the Company’s common stock at prices below such convertible notes’ respective conversion price. These provisions could result in modification of the conversion price due to a future equity offering and as such the conversion feature cannot be considered indexed to the Company’s own stock. The 2015 Notes also provides that the Company will repay the principal amount at an initial conversion rate subject to certain adjustments. These features represent an embedded derivative that requires bifurcation and are recorded at fair value at each reporting period with the change in fair value being recorded in earnings for the period.
As discussed in NOTE 6 CONVERTIBLE NOTES PAYABLE, a portion of the 2015 Note was converted during the three months ended September 30, 2016, which resulted in an extinguishment of the derivative liability (included in loss on extinguishment of debt) of approximately $4.8 million. In order to appropriately calculate the extinguishment expense, the derivative liability was marked to fair value at each extinguishment date during the period. The fair value of the derivative was calculated at the various extinguishment dates using a modified binomial model to reflect different scenarios where reset may be triggered using the following range of assumptions:

Trading price of common stock on measurement date	$687.00 – 37,200.00
Conversion price(1)	$594.00 – 29,280.00
Risk free interest rate(2)	0.29 – 0.47%
Conversion notes lives in years	0.60 – 0.81
Expected volatility(3)	224.7 – 228.2%
Expected dividend yield(4)	—
(1)	The conversion price was calculated based on the formula in the 2015 Notes agreement as of the respective measurement dates.
(2)	The risk-free interest rate was determined by management using the average of the 6 month and 1-year Treasury Bill as of the respective measurement date.
(3)	The volatility factor was estimated by using the historical volatilities of the Company’s trading history.
(4)	Management determined the dividend yield to be 0% based upon its expectation that it will not pay dividends for the foreseeable future.
The Company determined the fair value of the remaining conversion feature to be $2,706,796 at September 30, 2016 using a modified binomial model to reflect different scenarios where reset may be triggered using the following assumptions:

Trading price of common stock on measurement date	$687.00
Conversion price(1)	$594.00
Risk free interest rate(2)	0.37%
Conversion notes lives in years	0.60
Expected volatility(3)	225.4%
Expected dividend yield(4)	—
(1)	The conversion price was calculated based on the formula in the 2015 Notes agreement as of the respective measurement date
(2)	The risk-free interest rate was determined by management using the average of the 6 month and 1-year Treasury Bill as of the respective measurement date.
(3)	The volatility factor was estimated by using the historical volatilities of the Company’s trading history.
(4)	Management determined the dividend yield to be 0% based upon its expectation that it will not pay dividends for the foreseeable future.
Series D Warrants and 2015 Subordination Warrants
In connection with the issuance of convertible notes in December 2015, the Company issued Series D Warrants to acquire 8 shares of common stock. In addition, the Company issued 2015 Subordination Warrants to acquire 2 shares of common stock. The Series D Warrants and 2015 Subordination Warrants contain provisions that will adjust the exercise price upon certain equity issuances. In addition, these warrants contain a provision for a one-time adjustment at December 31, 2016, to the number of warrants issued such that the number of warrants will increase to equal 16.6% of the outstanding shares and common stock equivalents at such time (0.5% for the 2015 Subordination Warrants). The Company has determined that the provisions contained in the Series D Warrants and the 2015 the Subordination Warrants could result in modification of the exercise price due to a future equity offering resulting in a variable number of additional common shares that could be issued. This prohibits the Company from being able to conclude that the warrants are indexed to the Company’s own stock. Accordingly, the warrants represent a derivative liability that requires recording at fair value at each reporting period with the change in fair value being recorded in earnings for the period.
The Company determined the fair value of the Series D Warrants and 2015 Subordination Warrants to be $22,590,296 at September 30, 2016 using a binomial model with a Monte Carlo simulation to reflect different scenarios where reset may be triggered and to project the range of the additional shares to be issued on December 31, 2016 using the following assumptions:

Trading price of common stock on measurement date	$687.00
Exercise price(1)	$37,920.00
Risk free interest rate(2)	1.14%
Warrant lives in years	4.75
Expected volatility(3)	225.1%
Expected dividend yield(4)	—
Expected reset occurrence	Q4 2016
(1)	The exercise price of the Series D and Subordination Warrants was calculated based on the terms in the warrant agreement.
(2)	The risk-free interest rate was determined by management using the 5-year Treasury Bill as of the respective measurement date.
(3)	The volatility factor was estimated by using the historical volatilities of the Company’s trading history.
(4)	Management determined the dividend yield to be 0% based upon its expectation that it will not pay dividends for the foreseeable future.
Series E Warrants
In connection with the February 2016 Unit Offering, the Company issued Series E Warrants to purchase 70 shares of common stock as part of the units sold in the offering (see NOTE 9 COMMON STOCK). The Series E Warrants contain a provision that for one year from issuance the exercise price per share will adjust if the Company has certain equity issuances for consideration per share that is less than the current exercise price of the Series E Warrants. In addition, these warrants contain a provision for a one-time adjustment one year from date of issuance, to the number of warrants issued. The Company has determined that the provisions contained in the Series E Warrants could result in modification of the exercise price due to a future equity offering resulting in a variable number of additional common shares that could be issued. This prohibits the company from being able to conclude that the warrants are indexed to the Company’s own stock. Accordingly, the warrants represent a derivative liability that requires recording at fair value at issuance and again at each reporting period with the change in fair value being recorded in earnings for the period.
On April 7, 2016, the Company entered into certain warrant exchange agreements (the “Exchange Agreements”), each by and between the Company and a holder of its outstanding Series E Warrants, pursuant to which the Company and each such holder agreed to exchange outstanding Series E Warrants for shares of common stock of the Company. Pursuant to the Exchange Agreements, the Company issued 28 shares of common stock of the Company in exchange for the surrender by the holders to the Company of 58,800,000 Series E Warrants exercisable to acquire approximately 70 shares of common stock of the Company (representing an exchange ratio of one share of common stock for each 2.584 shares of common stock underlying the surrendered Series E Warrants). The surrendered Series E Warrants were immediately cancelled by the Company and there are not any Series E Warrants issued and outstanding (see NOTE 9 COMMON STOCK).
The Company determined the fair value of the Series E Warrants to be $6,800,927 at April 7, 2016 using a binomial model with a Monte Carlo simulation model using the following assumptions:

April 7, 2016
Trading price of common stock on measurement date	$98,160.00
Exercise price(1)	$96,240.00
Risk free interest rate(2)	1.30%
Warrant lives in years	5.89
Expected volatility(3)	228.1%
Expected dividend yield(4)	—
(1)	The exercise price of the Series E Warrants was calculated based on the terms in the warrant agreement.
(2)	The risk-free interest rate was determined by management using an average of the 5-year and 7-year Treasury Bill as of the respective measurement date.
(3)	The volatility factor was estimated by using the historical volatilities of the Company’s trading history.
(4)	Management determined the dividend yield to be 0% based upon its expectation that it will not pay dividends for the foreseeable future.
Since the Series E Warrants were derivative liabilities at the time of the transaction, the Company has accounted for the exchange as an extinguishment of a liability. Accordingly, all consideration issued to extinguish the liability was recorded at fair value on the date of the extinguishment and the liability extinguished was removed at its carrying value. Since the liabilities extinguished were derivative liabilities, their carrying value is continuously adjusted to equal their fair value. The difference between the fair value of the liability extinguished and the fair value of the consideration provided on April 7, 2016 was recorded as a gain in the statement of operations as follows:

Fair value of Series E Warrants exchanged	$6,800,927
Fair value of common stock issued	2,659,154
Gain on exchange of warrants	$4,141,773
Series G Warrants
In connection with the June 2016 Unit Offering, the Company issued Series G Warrants to purchase 163 shares of common stock as part of the units sold in the offering (see NOTE 9 COMMON STOCK). The Series G Warrants contain a provision that the exercise price per share will adjust if the Company has certain equity issuances for consideration per share that is less than the current exercise price of the Series G Warrants. The Company has determined that the provisions contained in the Series G Warrants could result in modification of the exercise price due to a future equity offering resulting in a variable number of additional common shares that could be issued. This prohibits the Company from being able to conclude that the warrants are indexed to the Company’s own stock. Accordingly, the warrants represent a derivative liability that requires recording at fair value at issuance and again at each reporting period with the change in fair value being recorded in earnings for the period.
On July 11, 2016, 85,000 Series G Warrants were exercised for cash in the amount of $113,900. These warrants need to recorded at fair value at the transaction date with any change in the fair value from the previous period being recorded in earnings for the period. This revaluing is necessary as derivatives are required to be subsequently measured at fair value under ASC 815.
The Company determined the fair value of the 85,000 of the Series G Warrants exercised to be $118,424 at the transaction date of July 11, 2016 resulting in a gain in the statement of operations in the amount of $30,547.
The fair value of the Series G Warrants was calculation using a Black Scholes model with the following inputs:

July 11, 2016
Trading price of common stock on measurement date	$33,840.00
Exercise price(1)	$32,160.00
Risk free interest rate(2)	1.03%
Warrant lives in years	4.89
Expected volatility(3)	225.8%
Expected dividend yield(4)	—
(1)	The exercise price of the Series G Warrants was calculated based on the terms in the warrant agreement.
(2)	The risk-free interest rate was determined by management using the average of the 5-year Treasury Bill as of the respective measurement date.
(3)	The volatility factor was estimated by using the historical volatilities of the Company’s trading history.
(4)	Management determined the dividend yield to be 0% based upon its expectation that it will not pay dividends for the foreseeable future.
The Company determined the fair value of the remaining 3,075,000 Series G Warrants to be $86,844 on September 30, 2016 using a Black Scholes valuation model with the following assumptions:

September 30, 2016
Trading price of common stock on measurement date	$687.00
Exercise price(1)	$561.00
Risk free interest rate(2)	1.14%
Warrant lives in years	4.66
Expected volatility(3)	224.8%
Expected dividend yield(4)	—
(1)	The exercise price of the Series G Warrants as defined in the warrant agreement at June 1, 2016. The reset provision at July 1, 2016 that was known at June 30, 2016.
(2)	The risk-free interest rate was determined by management using the 5-year Treasury Bill as of the respective measurement date.
(3)	The volatility factor was estimated by using the historical volatilities of the Company’s trading history.
(4)	Management determined the dividend yield to be 0% based upon its expectation that it will not pay dividends for the foreseeable future.
Convertible Notes Conversion Feature — 2016 Notes
The 2016 Notes contain provisions that protect holders from future issuances of the Company’s common stock at prices below such convertible notes’ respective conversion price. These provisions could result in modification of the conversion price due to a future equity offering and as such the conversion feature cannot be considered indexed to the Company’s own stock. The 2016 Notes also provide that the Company will repay the principal amount at an initial conversion rate subject to certain adjustments. These features represent an embedded derivative that requires bifurcation and are recorded at fair value at each reporting period with the change in fair value being recorded in earnings for the period.
The Company determined the fair value of the conversion feature to be $80,599,528 and $78,549,907 at inception (July 1, 2016) and September 30, 2016, respectively. The Company determined fair value using a modified binomial model to reflect different scenarios where reset may be triggered using the following assumptions:

	July 1, 2016	Sept 30, 2016
Trading price of common stock on measurement date	$42,480.00	$687.00
Exercise price(1)	$32,160.00	$561.00
Risk free interest rate(2)	0.59%	0.68%
Term	1.84	1.58
Expected volatility(3)	228.1%	225.1%
Expected dividend yield	—	—
Expected reset occurrence	Q4 2016	Q4 2016
(1)	The conversion price was calculated based on the formula in the 2016 Notes agreement as of the respective measurement date
(2)	The risk-free interest rate was determined by management using the average of the 1-year and 2-year Treasury Bill as of the respective measurement date.
(3)	The volatility factor was estimated by using the historical volatilities of the Company’s trading history.
Series H Warrants and 2016 Subordination Warrants
In connection with the issuance of the 2016 Notes, the Company issued Series H Warrants to acquire 2,346 shares of common stock and 2016 Subordination Warrants to acquire 71 shares of common stock. The Series H Warrants and 2016 Subordination Warrants contain provisions that will adjust the exercise price upon certain equity issuances. The Company has determined that the provisions contained in the Series H Warrants and the 2016 Subordination Warrants could result in modification of the exercise price due to future equity offerings resulting in a variable number of additional common shares that could be issued. This prohibits the company from being able to conclude that the warrants are indexed to the Company’s own stock. Accordingly, the warrants represent a derivative liability that requires recording at fair value at each reporting period with the change in fair value being recorded in earnings for the period.
The Company determined the fair value of the Series H Warrants and 2016 Subordination Warrants to be $101,644,520 and $1,637,959 at inception (July 1, 2016) and September 30, 2016, respectively. The Company determined the fair value using a modified binomial model to reflect different scenarios where reset may be triggered using the following assumptions:

	July 1, 2016	Sept 30, 2016
Trading price of common stock on measurement date	$42,480.60	$687.00
Exercise price(1)	$49,920.00	$49,920.00
Risk free interest rate(2)	1.01%	1.78%
Term	5.00	4.75
Expected volatility(3)	228.1%	225.1%
Expected dividend yield	—	—
Expected reset occurrence	Q4 2016	Q4 2016
(1)	The exercise price of the Series H and Subordination Warrants was calculated based on the terms in the warrant agreement.
(2)	The risk-free interest rate was determined by management using the 5-year Treasury Bill as of the respective measurement date.
(3)	The volatility factor was estimated by using the historical volatilities of the Company’s trading history.
(4)	Management determined the dividend yield to be 0% based upon its expectation that it will not pay dividends for the foreseeable future.
The Company classifies assets and liabilities measured at fair value in their entirety based on the lowest level of input that is significant to their fair value measurement. No financial assets were measured on a recurring basis at September 30, 2016 and December 31, 2015. The following tables set forth the financial liabilities measured at fair value on a recurring basis by level within their fair value hierarchy at September 30, 2016 and December 31, 2015:

	Fair Value Measurement at September 30, 2016
	Level 1	Level 2	Level 3	Total
Derivative Liability	$—	$—	$105,572,035	$105,572,035

	Fair Value Measurement at December 31, 2015
	Level 1	Level 2	Level 3	Total
Derivative Liability	$—	$—	$43,181,472	$43,181,472
The following table presents a reconciliation of the derivative liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the nine months ended September 30, 2016:

As of September 30, 2016:
Balance at January 1, 2016	$43,181,472
Issuance of warrants, options and convertible notes	193,370,459
Exercise of warrants	(24,091,534)
Change in fair value of warrant and option liability	(106,888,362)
Balance at September 30, 2016	$105,572,035

NOTE 12 DERIVATIVE LIABILITIES

The derivative liability for our instruments classified as derivative liabilities are recorded at fair value at inception and subsequently re-measured to fair value as long as such instruments are classified as derivative liabilities. Changes in the fair value of the derivative liability was included as a component of Other income (expense) and has no effect on the Company’s cash flows. The valuation methodologies used vary by instrument and include a modified Black-Scholes option valuation model utilizing the fair value of underlying common stock and a binomial model with Monte Carlo simulation. The Company has determined the fair value measurements to be a level 3 measurement (see NOTE 2 SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES).
Class A Warrants, Class B Warrants, Series A Warrants, Series B Warrants and Certain Common Warrants
Our Class A Warrants, Class B Warrants, Series A Warrants and certain common warrants, have an exercise price adjustment provision that in the event the Company sells shares of any additional stock, subject to certain exceptions, at a price per share less than the original exercise price of the respective warrant, the exercise price shall be adjusted to a price equal to the price paid per share for such additional stock. Our Series B Warrants have an exercise price adjustment provision that in the event the Company sells shares of any additional stock, subject to certain exceptions, at a price per share less than the then current market price, the exercise price shall be adjusted to a price equal to the price paid per share for such additional stock. Such exercise price adjustments prohibit the Company from being able to conclude that the warrants are indexed to the Company’s own stock. Accordingly, these warrants are accounted for as derivative liabilities and are recorded at fair value at each reporting date with the change in fair value being recorded in earnings for the period. In March 2015, as a result of the February 2015 Unit Offering, the price adjustment provision was triggered for our Class A Warrants, Series A Warrants and certain common warrants. In December 2015, as a result of the senior secured convertible note financing, the price adjustment provision was again triggered and the exercise price for our Class A, Class B and certain common warrants was adjusted to $0.03 or the equivalent of $1.6 million per share.
The fair value of these warrants was calculated using a modified Black-Scholes option valuation model utilizing the fair value of underlying common stock. Black-Scholes has inherent limitations for use in the case of a warrant with a price protection provision, since the model is designed to be used when the inputs to the model are static throughout the life of a security. Due to the significant variance between the fair market value of the stock and the exercise price, the Black-Scholes option-pricing model resulted in a fair value that equals the current market value of the stock. As such, the fair value of the Class A, Class B and certain other common warrants was estimated to be $789,600 per share, which was the closing price of the common stock on December 31, 2015. The total fair value of these warrants at December 31, 2015 was $61,941.
Series C Warrants and Unit Purchase Option
Our Series C Warrants contain a cashless exercise provision using a predetermined Black Scholes Value. Such provision, if exercised by the holder, would require the Company to settle these warrants, at its option, either by cash payment or the granting of a variable number of common shares. This provision results in the potential for the Company to either have to net cash settle the warrant or potentially issue an indeterminate number of common shares which prohibits the Company from being able to conclude that the warrants are indexed to the Company’s own stock. Accordingly, the warrants and the unit purchase option are accounted for as derivative liabilities and are recorded at fair value at each reporting date with the change in fair value being recorded in earnings for the period.
The Series C Warrants have predetermined inputs to Black Scholes formula for the determination of the fair value of the warrant which the Company used for the calculation of the fair value of the Series C Warrants at December 31, 2015. The inputs to the Black-Scholes formula are a stock price volatility of 135.00%, the warrant life of 5 years, a risk free rate of 1.61%, the fair value of $128.5 million of the equity stock underlying the option and the exercise price of $2.55. The total fair value of these warrants at December 31, 2015 was $12,404,503.
Convertible Notes Conversion Feature
The convertible notes issued on December 30, 2015 contain provisions that protect holders from future issuances of the Company’s common stock at prices below such convertible notes’ respective conversion price. These provisions could result in modification of the conversion price due to a future equity offering and as such the conversion feature cannot be considered indexed to the Company’s own stock. The note also provides that the Company will repay the principal amount at an initial conversion rate subject to certain adjustment with a floor price. These features represent an embedded derivative that requires bifurcation and was recorded at fair value at issuance and again at year end with the change in fair value being recorded in earnings for the period. The Company determined the fair value of the conversion feature using a binomial model with Monte Carlo simulation to reflect different scenarios where reset may be triggered using the following assumptions:

Trading price of common stock on measurement date	$789,600 – $924,000
Conversion price(1)	$730,800 – $865,200
Risk free interest rate(2)	0.86%
Conversion notes lives in years	1.33
Expected volatility(3)	215%
Expected dividend yield(4)	—
Expected probability of shareholder approval(5)	85%

(1)	The conversion price of the convertible notes was calculated based the formula in the Notes agreement as of the respective measurement date
(2)	The risk-free interest rate was determined by management using the 1.5-year Treasury Bill as of the respective measurement date.
(3)	The volatility factor was estimated by using the historical volatilities of the Company’s trading history.
(4)	Management determined the dividend yield to be 0% based upon its expectation that it will not pay dividends for the foreseeable future.
(5)
Management has estimated a probability of 85% that shareholder approval will be obtained for the removal of the 19.9% conversion cap. This is based on past shareholder voting history and discussions with current shareholders and consultants.

Series D Warrants and Subordination Warrants
In connection with the issuance of convertible notes on December 30, 2015, the Company issued Series D Warrants to acquire 8 shares of common stock. In addition, the Company issued 2 shares of Subordination Warrants. The Company has determined that the provisions contained in the Series D Warrants and the Subordination Warrants could result in modification of the warrants exercise price resulting in a variable number of additional common shares that could be issued. These warrants also contain a provision for a one-time adjustment to the number of warrants issued. On December 31, 2016 the warrant share number for the Series D Warrants and the Subordination Warrants shall be increased by the difference, if positive, between the number of Series D Warrants and Subordination Warrants issued on the issuance date and 16.6%, in the case of the Series D Warrants, and 0.5%, in the case of the Subordination Warrants, of the number of shares of common stock actually outstanding or deemed to be outstanding on December 30, 2016. The issuance of shares of common stock upon conversion of the Notes is subject to an initial cap of 19.9% of the Company’s issued and outstanding shares of common stock on December 31, 2015 unless and until the Company’s shareholders approve removal of the cap (see NOTE 8 CONVERTIBLE NOTES PAYABLE).
These provisions represent a derivative liability that requires recording at fair value at issuance and again at year end with the change in fair value being recorded in earnings for the period. The Company used a binomial model with Monte Carlo simulation to reflect different scenarios where reset may be triggered and to project the range of the additional shares to be issued on December 31, 2016 due to the 16.6% and 0.5% requirement.
The fair values of the Series D Warrants and Subordination Warrants were determined using a binomial valuation model which included additional warrants to be issued on December 31, 2016 and the following assumptions:

Trading price of common stock on measurement date	$789,600 – $924,000
Exercise price(1)	$1.6 million
Risk free interest rate(2)	1.80%
Warrant lives in years	5.50
Expected volatility(3)	215%
Expected dividend yield(4)	—

(1)
The exercise price of the Series D Warrants calculated by 120% of the arithmetic average of five weighted average price of the common stock on the five consecutive trading days prior to issuance date on December 30, 2015.

(2)	The risk-free interest rate was determined by management using the 5-year Treasury Bill as of the respective measurement date.
(3)	The volatility factor was estimated by using the historical volatilities of the Company’s trading history.
(4)	Management determined the dividend yield to be 0% based upon its expectation that it will not pay dividends for the foreseeable future.

The following summarizes the total change in the value of the derivative liabilities during the years ended December 31, 2015 and 2014:

As of December 31, 2014:
Balance at January 1, 2014	$—
Issuance of warrants and option	2,487,726
Exercise of warrants	(885,259)
Change in fair value of warrant and option liability	8,396,169
Balance at December 31, 2014	$9,998,636
As of December 31, 2015:
Balance at January 1, 2015	$9,998,636
Issuance of warrants, unit purchase option and convertible note	56,026,979
Exercise and expiration of warrants and unit purchase option	(42,558,951)
Change in fair value of warrant, option and conversion feature liability	19,714,808
Balance at December 31, 2015	$43,181,472